Note 13 - Condensed Consolidated Guarantor Financial Statements (Details) - Unaudited Condensed Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Condensed Income Statements, Captions [Line Items]
Revenues	$ 8,478,537	$ 4,726,249	$ 25,737,457	$ 16,937,972
Expenses	9,737,037	6,386,717
Income (loss) from continuing operations before tax	(1,258,500)	(1,660,468)	(2,470,103)	(20,422,990)
Income (loss) from continuing operations	(1,258,500)	(1,660,468)	(2,477,103)	(20,427,990)
Income (loss) from discontinued operations, net of tax	(129,694)	(5,800,639)	(7,445,397)	2,835,821
Net income (loss)	(1,388,194)	(7,461,107)	(9,922,500)	(17,592,169)
Dividends on preferred stock	(1,249,999)	(1,026,647)	(4,587,285)	(1,926,723)
Net income (loss) attributable to common stockholders	(2,638,193)	(8,487,754)	(14,509,785)	(21,168,352)
Consolidation, Eliminations [Member]
Condensed Income Statements, Captions [Line Items]
Revenues	(2,697,995)	(1,655,334)	(7,689,006)	(6,081,898)
Expenses	(2,697,971)	(1,520,745)
Income (loss) from continuing operations before tax	(24)	(134,589)	(538,356)	(744,885)
Income (loss) from continuing operations	(24)	(134,589)	(538,356)	(744,885)
Net income (loss)	(24)	(134,589)	(538,356)	(744,885)
Net income (loss) attributable to common stockholders	(24)	(134,589)	(538,356)	(744,885)
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Expenses	2,089,751	1,232,235
Income (loss) from continuing operations before tax	(2,089,751)	(1,232,235)	(4,285,766)	(8,363,305)
Income (loss) from continuing operations	(2,089,751)	(1,232,235)	(4,292,766)	(8,368,305)
Net income (loss)	(2,089,751)	(1,232,235)	(4,292,766)	(5,431,805)
Dividends on preferred stock	(1,249,999)	(1,026,647)	4,587,285	1,926,723
Net income (loss) attributable to common stockholders	(3,339,750)	(2,258,882)	(8,880,051)	(9,007,988)
Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Revenues	11,176,532	6,378,802	33,423,682	23,019,870
Expenses	10,328,285	6,650,365
Income (loss) from continuing operations before tax	848,247	(271,563)	1,499,112	4,650,430
Income (loss) from continuing operations	848,247	(271,563)	1,499,112	4,650,430
Net income (loss)	848,247	(271,563)	1,499,112	4,650,430
Net income (loss) attributable to common stockholders	848,247	(271,563)	1,499,112	4,650,430
Non-Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Revenues		2,781	2,781
Expenses	16,972	24,862
Income (loss) from continuing operations before tax	(16,972)	(22,081)	854,907	(15,965,230)
Income (loss) from continuing operations	(16,972)	(22,081)	854,907	(15,965,230)
Income (loss) from discontinued operations, net of tax	(129,694)	(5,800,639)
Net income (loss)	(146,666)	(5,822,720)	(6,590,490)	(16,065,909)
Net income (loss) attributable to common stockholders	$ (146,666)	$ (5,822,720)	$ (6,590,490)	$ (16,065,909)